Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of
Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Company
’s most significant estimates are the determination of the allowance for loan losses and valuation of deferred tax assets.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Significant Group Concentrations of Credit Risk

The Bank has a significant concentration of loans in Philadelphia County, Pennsylvania. The concentration of credit by type of loan is set forth in Note

7.
Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is influenced by the region’s economy. During the year ended
December 31, 2017,
one
investor purchased a total of
48%
of all loans sold by the Bank from its mortgage loans held for sale, and the sales to this investor accounted for approximately
45%
of the gain on loans sold during the year.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include non-interest earning and interest-earning demand deposits and money market accounts with various financial institutions, all of which mature within ninety
days of acquisition.

Investment, Policy [Policy Text Block]
Investment
Securities

Management
determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not
necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital requirements, and other similar factors. Securities available for sale are carried at fair value. Unrealized gains and losses are reported in other comprehensive income, net of related deferred tax effects. Realized gains and losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities.

S
ecurities classified as held to maturity are those debt securities the Company has both the intent and ability to hold to maturity regardless of the changes in market conditions, liquidity needs, or changes in general economic conditions. These securities are carried at cost adjusted for amortization of premium and accretion of discount, which are recognized in interest income using the interest method over the terms of the securities.

T
he Company follows the accounting guidance related to recognition and presentation of other-than-temporary impairment. This accounting guidance specifies that (a) if a company does not
have the intent to sell a debt security prior to recovery and (b) it is more likely than not
that it will
not
have to sell the debt security prior to recovery, the security would not
be considered other-than-temporarily impaired unless there is a credit loss. When an entity does not
intend to sell the security, and it is more likely than
not
the entity will
not
have to sell the security before recovery of its cost basis, it will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment should be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security. The Company recognized no
other-than-temporary impairment charges during the years ended
December 31, 2017
and
2016.

Federal Home Loan Bank Stock [Policy Text Block]
Federal Home Loan Bank
Stock

Federal law requires a member institution of the Federal Home Loan Bank (FHLB) system to hold restricted stock of its district Federal Home Loan Bank according to a predetermined formula. FHLB stock is carried at cost and evaluated for impairment. When evaluating FHLB stock for impairment, its value is determined based on the ultimate recoverability of the par value of the stock. We evaluate our holdings of FHLB stock for impairment each reporting period.
No
impairment charges were recognized on FHLB stock during the
years ended
December 31
,
2017
and
2016.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Bank is generally amortizing these amounts over the contractual life of the loan
.

The loans receivable portfolio is segmented into residential loans, commercial real estate loans, construction loans
, commercial business, and consumer loans. The residential loan segment has two
classes:
one
-to-
four
family residential owner occupied loans and
one
-to-
four
family residential non-owner occupied loans. The commercial real estate loan segment consists of the following classes: multi-family (
five
or more) residential, commercial real estate and commercial lines of credit. Construction loans are generally granted for the purpose of building a single residential home. Commercial business loans are loans to businesses primarily for purchase of business essential equipment. Business essential equipment is equipment necessary for a business to support or assist with the day-to-day operation or profitability of the business. The consumer loan segment consists of the following classes: home equity loans and other consumer loans. Included in the home equity class are home equity loans and home equity lines of credit. Included in the other consumer are loans secured by saving accounts.

The accrual of interest is
generally discontinued when principal or interest has become
90
days past due unless the loan is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no
longer in doubt.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses

The allowance for loan losses represents management
’s estimate of losses inherent in the loan portfolio as of the balance sheet date and is recorded as a reduction to loans. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable are charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Because all identified losses are immediately charged off, no
portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Company
’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may
affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may
be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are identified as impaired. For loans that are identified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers pools of loans by loan class. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors. These significant factors may
include changes in lending policies and procedures, changes in existing general economic and business conditions affecting our primary lending areas, credit quality trends, collateral value, loan volumes and concentrations, seasoning of the loan portfolio, recent loss experience in particular segments of the portfolio, duration of the current business cycle and bank regulatory examination results. The applied loss factors are re
-evaluated quarterly to ensure their relevance in the current economic environment. Residential mortgage lending generally entails a lower risk of default than other types of lending. Consumer loans and commercial real estate loans generally involve more risk of collectability because of the type and nature of the collateral and, in certain cases, the absence of collateral. It is the Company’s policy to establish a specific reserve for loss on any delinquent loan when it determines that a loss is probable. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not
considered impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Company’s impaired loans are measured based on the estimated fair value of the loan’s collateral.

A loan is
considered a troubled debt restructuring (“TDR”) if the Company, for economic or legal reasons related to a debtor’s financial difficulties, grants a concession to the debtor that it would not
otherwise consider. Concessions granted under a TDR typically involve a temporary or permanent reduction in payments or interest rate or an extension of a loan’s stated maturity date at less than a current market rate of interest. Loans identified as TDRs are designated as impaired.

For loans secured by real estate, estimated fair values are determined primarily through third
-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower
’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for all loans (except one
-to-
four
family residential owner-occupied loans) where the total amount outstanding to any borrower or group of borrowers exceeds
$500,000,
or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans criticized as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may
result in deterioration of the repayment prospects. Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not
classified are rated pass. In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may
require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may
not
be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
Loans Held for Sale

Loans originated by the Bank
’s mortgage banking subsidiary, Quaint Oak Mortgage, LLC, are intended for sale in the secondary market and are carried at the lower of cost or fair value. Gains and losses on loan sales (sales proceeds minus carrying value) are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Bank Owned Life Insurance [Policy Text Block]
Bank Owned Life Insurance (“BOLl”)

The Company purchases bank owned life insurance as a mechanism for funding various employee benefit costs. The Company is the beneficiary of these policies that insure the lives of certain officers of its subsidiaries. The Company has recognized the cash surrender value under the insurance policies as an asset in the
Consolidated Balance Sheets. Changes in the cash surrender value are recorded in non-interest income in the Consolidated Statements of Income.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the expected useful lives of the related assets that range from three
to
thirty-nine
years. The costs of maintenance and repairs are expensed as incurred. Costs of major additions and improvements are capitalized.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets on the consolidated balance sheets represent the acquisition by Quaint Oak Insurance Agency of the renewal rights to a book of business on
August 1, 2016
at a total cost of
$1.0
million. Based on a valuation,
$515,000
of the purchase price was determined to be goodwill and
$485,000
was determined to be related to the renewal rights to the book of business and deemed an other intangible asset. The renewal rights are being amortized over a ten
year period based upon the annual retention rate of the book of business.

The Company will complete a goodwill and other intangible asset analysis at least on an annual basis or more often if events and circumstances indicate that there may
be impairment.

Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy [Policy Text Block]
Other Real Estate Owned

Other real estate owned or foreclosed assets are comprised of property acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and loans classified as in-substance foreclosures. A loan is classified as in-substance foreclosure when the Bank has taken possession of the collateral regardless of whether formal foreclosure proceedings take place. Other real estate properties are initially recorded at fair value, net of estimated selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of cost or fair value less estimated costs to sell. Net revenue and expenses from operations and additions to the valuation allowance are included in other expenses.

The Co
mpany has
no
other real estate owned as of
December 31, 2017.
At
December 31, 2016
the Company had
three
properties totaling
$435,000.

Advertising Costs, Policy [Policy Text Block]	Advertising Costs T he Company expenses all advertising costs as incurred. Advertising costs are included in non-interest expense on the Consolidated Statements of Income.
Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
T
ransfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (
1
) the assets have been isolated from the
Company, (
2
) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (
3
) the Company does
not
maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Tax, Policy [Policy Text Block]
I
ncome Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not
that some portion of the deferred tax assets will
not
be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.
On
December 22, 2017,
the Tax Cuts and Jobs Act (“TCJA”) was signed into law. The TCJA makes broad and complex changes to the U.S. tax code that affected our income tax rate in
2017.
The TCJA reduces the U.S. federal corporate income tax rate from
34%
to
21%.
As a result, the Company was required to re-measure, through income tax expense, the deferred tax assets and liabilities using the enacted rate at which they are expected to be recovered or settled.

The Company follows guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. A tax position is recognized as a benefit only if it is more likely than not
that the tax position would be sustained in a tax examination, with a tax examination presumed to occur. The amount recognized is the largest amount of tax benefit that has more than
50
percent likelihood of being realized upon examination. For tax positions not
meeting the more likely than
not
test,
no
tax benefit is recorded. The Company had
no
material uncertain tax positions or accrued interest and penalties as of
December 31, 2017
and
2016.
The Company’s policy is to account for interest as a component of interest expense and penalties as components of other expense. The Company is no
longer subject to examination by taxing authorities for the years before
January 1, 2013.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss)

Accounting principles generally accepted in the United States of America require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the stockholders’ equity section of the balance sheet, such items, along with net income, are components of comprehensive income (loss).

Treasury Stock and Unallocated Common Stock [Policy Text Block]
Treasury Stock and Unallocated Common Stock

The acquisition of treasury stock by the Company, including unallocated stock held by certain benefit plans, is recorded under the cost method. At the date of subsequent reissue, treasury stock is reduced by the cost of such stock on a first
-in,
first
-out basis with any excess proceeds credited to additional paid-in capital.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation

Stock compensation accounting guidance
requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost is measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock option and restricted share plans.

The stock compensation accounting guidance requires that compensation c ost for all stock awards be calculated and recognized over the employees’ service period, generally defined as the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. A Black-Scholes model is used to estimate the fair value of stock options, while the closing price of the Company’s common stock on the grant date is used for restricted stock awards.

At
December 31,
201
7,
the Company has
three
share-based plans: the
2008
Recognition and Retention Plan (“RRP”), the
2008
Stock Option Plan, and the
2013
Stock Incentive Plan. Awards under these plans were made in
May 2008
and
2013.
These plans are more fully described in Note
13.

The Company also has an employee stock ownership plan (“ESOP”). This plan is more fully described in Note
13.
As ESOP shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market price of the shares over the period earned.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share

Amounts reported in earnings per share reflect earnings available to common stockholders for the period divided by the weighted average number of shares of common stock outstanding during the period, exclusive of unearned ESOP shares, unvested restricted stock (RRP) shares and treasury shares. Stock options and unvested restricted stock are regarded as potential common stock and are considered in the diluted earnings per share calculations to the extent they would have a dilutive effect if converted to common stock, computed using the “treasury stock” method.

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]
Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit. Such financial instruments are recorded in the consolidated balance sheet when they are funded.

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain items in the
20
16
consolidated financial statements have been reclassified to conform to the presentation in the
2017
consolidated financial statements. Such reclassifications did not
have a material impact on the overall consolidated financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]
Change in Accounting Principal

On
February 14, 2018,
the Financial Accounting Standards Board finalized
ASU
2018
-
02
– Income Statement-Reporting Comprehensive Income (Topic
220
)
. This accounting standard allows companies to reclassify the “stranded” tax effect in accumulated other comprehensive income that resulted from the U.S. federal government enacted tax bill,
H.R.1,
an act to provide reconciliation pursuant to Titles II and V of the concurrent resolution on the Budget for Fiscal Year
2018
(Tax Cuts and Jobs Act), which requires deferred tax liabilities and assets to be adjusted for the effect of a change in tax laws.

The Company has elected to early adopt this accounting standard, which provides a benefit to the financial statements by more accurately aligning the impacts of the items carried in accumulated other comprehensive income with the associated tax effect. The adoption was applied on a modified retrospective and resulted in a one
-time cumulative effect adjustment of
$2,000
between retained earnings and accumulated other comprehensive income on the Consolidated Balance Sheets as of the beginning of the current period. The adjustment had no
impact on net income or any prior periods presented.

Recent Accounting Pronouncements

I
n
May 2014,
the FASB issued ASU
2014
-
09,
Revenue from Contracts with Customers
(a new revenue recognition standard). The Update’s core principle is that a company will recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, this Update specifies the accounting for certain costs to obtain or fulfill a contract with a customer and expands disclosure requirements for revenue recognition. This Update is effective for annual reporting periods beginning after
December 15, 2016,
including interim periods within that reporting period. Because the guidance does not
apply to revenue associated with financial instruments, including loans and securities, we do not
expect the new standard, or any of the amendments, to result in a material change from our current accounting for revenue because the majority of the Company's financial instruments are not
within the scope of Topic
606.
However, we do expect that the standard will result in new disclosure requirements, which are currently being evaluated.

In
January 2016,
the FASB issued ASU
2016
-
01,
Financial Instruments – Overall (Subtopic
825
-
10
): Recognition and Measurement of Financial Assets and Financial Liabilities
. This Update applies to all entities that hold financial assets or owe financial liabilities and is intended to provide more useful information on the recognition, measurement, presentation, and disclosure of financial instruments. Among other things, this Update (a) requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; (b) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (c) eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not
public business entities; (d) eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; (e) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (f) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; and (g) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity
’s other deferred tax assets. ASU
2016
-
01
will be effective for the Company on
January 1, 2018
and will
not
have a significant impact on our financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
)
. The standard requires lessees to recognize the assets and liabilities that arise from leases on the balance sheet. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. A short-term lease is defined as one
in which (a) the lease term is
12
months or less and (b) there is
not
an option to purchase the underlying asset that the lessee is reasonably certain to exercise. For short-term leases, lessees may
elect to recognize lease payments over the lease term on a straight-line basis. For public business entities, the amendments in this Update are effective for fiscal years beginning after
December 15, 2018,
and interim periods within those years. The amendments should be applied at the beginning of the earliest period presented using a modified retrospective approach with earlier application permitted as of the beginning of an interim or annual reporting period. The Company is currently assessing the practical expedients it
may
elect at adoption, but does
not
anticipate the amendments will have a significant impact
to the financial statements. Based on the Company’s preliminary analysis of its current portfolio, the impact to the Company’s balance sheet is estimated to result in less than a
1%
increase in assets and liabilities. The Company also anticipates additional disclosures to be provided at adoption.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments
, which changes the impairment model for most financial assets. This Update is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The underlying premise of the Update is that financial assets measured at amortized cost should be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The allowance for credit losses should reflect management’s current estimate of credit losses that are expected to occur over the remaining life of a financial asset. The income statement will be effected for the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. ASU
2016
-
13
is effective for annual and interim periods beginning after
December 15, 2019,
and early adoption is permitted for annual and interim periods beginning after
December 15, 2018.
With certain exceptions, transition to the new requirements will be through a cumulative effect adjustment to opening retained earnings as of the beginning of the first
reporting period in which the guidance is adopted. We expect to recognize a one
-time cumulative effect adjustment to the allowance for loan losses as of the beginning of the first
reporting period in which the new standard is effective, but cannot yet determine the magnitude of any such one
-time adjustment or the overall impact of the new guidance on the consolidated financial statements.

In
August 2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments
, which addresses
eight
specific cash flow issues with the objective of reducing diversity in practice. Among these include recognizing cash payments for debt prepayment or debt extinguishment as cash outflows for financing activities; cash proceeds received from the settlement of insurance claims should be classified on the basis of the related insurance coverage; and cash proceeds received from the settlement of bank-owned life insurance policies should be classified as cash inflows from investing activities while the cash payments for premiums on bank-owned policies may
be classified as cash outflows for investing activities, operating activities, or a combination of investing and operating activities. The amendments in this Update are effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim
periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The amendments in this Update should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company is currently evaluating the impact the adoption of the standard will have on the Company
’s statement of cash flows.

In
December 2016,
the FASB issued ASU
2016
-
20,
Technical Corrections and Improvements to Topic
606,
Revenue from Contracts with Customer
. This Update, among others things, clarifies that guarantee fees within the scope of Topic
460,
Guarantees, (other than product or service warranties) are
not
within the scope of Topic
606.
The effective date and transition requirements for ASU
2016
-
20
are the same as the effective date and transition requirements for the new revenue recognition guidance. ASU
2016
-
20
will be effective for the Company on
January 1, 2018
and will
not
have a significant impact on our financial statements.

In
January 2017,
the FASB issued ASU
2017
-
04,
Simplifying the Test for Goodwill Impairment
. To simplify the subsequent measurement of goodwill, the FASB eliminated Step
2
from the goodwill impairment test. In computing the implied fair value of goodwill under Step
2,
an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Instead, under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting units fair value; however, the loss recognized should not
exceed the total amount of goodwill allocated to that reporting unit. A public business entity that is a U.S. Securities and Exchange Commission (“SEC”) filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after
December 15, 2019.
This Update is
not
expected to have a significant impact on the Company’s financial statements.

In
March 2017,
the FASB issued ASU
2017
-
08,
Receivables – Nonrefundable Fees and Other Costs (Subtopic
310
-
20
).
The amendments in this Update shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not
require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2018.
Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity should apply the amendments in this Update on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Additionally, in the period of adoption, an entity should provide disclosures about a change in accounting principle. This Update is not
expected to have a significant impact on the Company’s financial statements.

In
May 2017,
the FASB issued ASU
2017
-
09,
Compensation – Stock Compensation (Topic
718
)
, which affects any entity that changes the terms or conditions of a share-based payment award.  This Update amends the definition of modification by qualifying that modification accounting does not
apply to changes to outstanding share-based payment awards that do not
affect the total fair value, vesting requirements, or equity/liability classification of the awards.
  The amendments in this Update are effective for all entities for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017.
Early adoption is permitted, including adoption in any interim period, for (
1
) public business entities for reporting periods for which financial statements have not
yet been issued and (
2
) all other entities for reporting periods for which financial statements have not
yet been made available for issuance. The amendments in this Update should be applied prospectively to an award modified on or after the adoption date. This Update is not
expected to have a significant impact on the Company’s financial statements.

In
January 2018,
the FASB issued ASU
2018
-
01,
Leases (Topic
842
)
, which provides an optional transition practical expedient to not
evaluate under Topic
842
existing or expired land easements that were
not
previously accounted for as leases under the current lease guidance in Topic
840.
An entity that elects this practical expedient should evaluate new or modified land easements under Topic
842
beginning at the date the entity adopts Topic
842;
otherwise, an entity should evaluate all existing or expired land easements in connection with the adoption of the new lease requirements in Topic
842
to assess whether they meet the definition of a lease. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements in ASU
2016
-
02.
This Update is
not
expected to have a significant impact on the Company’s financial statements.

In
February 2018,
the FASB issued ASU
2018
-
02,
Income Statement – Reporting Comprehensive Income (Topic
220
)
. On
December 22, 2017,
the U.S. federal government enacted a tax bill,
H.R.1,
An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year
2018
(Tax Cuts and Jobs Act), which requires deferred tax liabilities and assets to be adjusted for the effect of a change in tax laws.  The amendments in this Update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act.  The amendments in this Update are effective for all entities for fiscal years beginning after
December 15, 2018,
and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (
1
) for public business entities for reporting periods for which financial statements have not
yet been issued and (
2
) for all other entities for reporting periods for which financial statements have not
yet been made available for issuance. The amendments in this Update should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company adopted this standard as of
December 31, 2017,
which is more fully discussed in Note
1
under Change in Accounting Principal. The adjustment had
no
impact on net income or any prior periods presented.